Other information	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Other information	Other information
a) Supplemental cash flow information

Year ended December 31,	2022	2021
Cash paid during the year for:
Interest	$24,084	$17,028
Cash received during the year for:
Interest	177	69
Non-cash transactions:
Addition of property, plant and equipment by means of finance leases	8,931	19,198
Decrease to property, plant and equipment upon investment contribution to affiliates and joint ventures	—	(362)
Increase in assets held for sale, offset by property, plant and equipment	4,276	9,281
Non-cash working capital exclusions:
Net increase in inventory due to transfer from property, plant and equipment	—	437
Net increase in accounts payable related to loans from affiliates and joint ventures	(13,500)	—
Net decrease in accrued liabilities related to conversion of bonus compensation to deferred stock units	639	223
Net (increase) decrease in accrued liabilities related to the current portion of deferred stock unit liability	(5,099)	1,725
Net increase in accrued liabilities related to taxes payable	(362)	—
Net (increase) decrease in accrued liabilities related to dividend payable	(961)	33
Net increase in accrued liabilities related to deferred consideration for acquisition of ML Northern	(5,002)	—
Non-cash working capital transactions related to acquisition of ML Northern: (note 20(a))
Increase in accounts receivable	4,068	—
Increase in prepaid expenses	30	—
Increase in accounts payable	(48)	—
Increase in accrued liabilities	(599)	—
Non-cash working capital transactions related to acquisition of DGI: (note 20(b))
Increase in accounts receivable	—	1,910
Increase in inventory	—	13,713
Increase in prepaid expenses	—	971
Increase in accounts payable	—	(3,591)
Increase in accrued liabilities	—	(2,307)
b) Net change in non-cash working capital
The table below represents the cash provided by (used in) non-cash working capital:

Year ended December 31,	2022	2021
Operating activities:
Accounts receivable	$(10,956)	$(30,646)
Contract assets	(6,043)	(2,751)
Inventories	(5,354)	(11,243)
Contract costs	2,673	(704)
Prepaid expenses and deposits	(3,453)	(735)
Accounts payable	12,750	31,232
Accrued liabilities	(989)	13,681
Contract liabilities	(1,938)	1,837
	$(13,310)	$671